Financial instruments and risk management (Details 1) - Foreign currency risk - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
US dollar
Financial instruments and risk management
Net exposure	R$ 725,388	R$ 88,610
US dollar | Financial investments
Financial instruments and risk management
Net exposure	798,786	0
US dollar | Suppliers and other payables
Financial instruments and risk management
Net exposure	(8,763)	(3,057)
US dollar | Trade receivables
Financial instruments and risk management
Net exposure	233,724	160,411
US dollar | Loans and borrowings
Financial instruments and risk management
Net exposure	(266,561)	(37,116)
US dollar | Lease liabilities
Financial instruments and risk management
Net exposure	32,159	30,307
US dollar | Derivatives
Financial instruments and risk management
Net exposure	361	(1,321)
Other
Financial instruments and risk management
Net exposure	5,589	3,315
Other | Financial investments
Financial instruments and risk management
Net exposure	0	0
Other | Suppliers and other payables
Financial instruments and risk management
Net exposure	(722)	(540)
Other | Trade receivables
Financial instruments and risk management
Net exposure	7,273	3,855
Other | Loans and borrowings
Financial instruments and risk management
Net exposure	0	0
Other | Lease liabilities
Financial instruments and risk management
Net exposure	962	0
Other | Derivatives
Financial instruments and risk management
Net exposure	R$ 0	R$ 0